Cash, Cash Equivalents, and Marketable Securities (Details) - Schedule of Cash and Cash Equivalents - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents [Abstract]
Cash,Contracted Maturity	Demand
Cash, Balance	$ 11,632,839	$ 3,519,674
Treasury bills and money market funds,Contracted Maturity	Demand
Treasury bills and money market funds, Balance	$ 206,705,819	333,649,605
Cash, Cash Equivalents	$ 218,338,658	$ 337,169,279